Annual Total Returns - Fidelity Real Estate Income Fund [BarChart] - 07.31 Fidelity Real Estate Income Fund Retail PRO-11 - Fidelity Real Estate Income Fund - Fidelity Real Estate Income Fund	Sep. 29, 2022
Bar Chart Table:
Annual Return 2012	18.84%
Annual Return 2013	4.12%
Annual Return 2014	12.49%
Annual Return 2015	1.74%
Annual Return 2016	10.21%
Annual Return 2017	7.30%
Annual Return 2018	(0.64%)
Annual Return 2019	17.91%
Annual Return 2020	(1.08%)
Annual Return 2021	18.90%